Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
We have leases for warehouses, office space, land, office equipment, production equipment and automobiles. Right of Use ("ROU") assets and lease obligations are recognized at the lease commencement date based on the present value of lease payments over the lease term. We have elected to account for lease and associated non-lease components as a single lease component for all asset classes with the exception of buildings and we do not recognize ROU assets and related lease obligations with lease terms of 12 months or less from the commencement date. Operating lease ROU assets and liabilities are included in operating lease right-of-use assets, current operating lease liabilities, and operating lease liabilities on our consolidated balance sheet. Finance lease ROU assets are included in property, plant and equipment, net, while finance lease liabilities are included in long-term debt. As the implicit rate is not readily determinable in most of our lease arrangements, we use our incremental borrowing rate based on information available at the commencement date in order to determine the net present value of lease payments. We give consideration to our recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating our incremental borrowing rates.

We determine if an arrangement is a lease or contains a lease at inception. Certain leases contain renewal options that can extend the term of the lease for one year or more. Our leases have remaining lease terms of up to 89 years, some of which include options to extend the lease term for up to 20 years. Options are recognized as part of our ROU assets and lease liabilities when it is reasonably certain that we will extend that option. Sublease arrangements and leases with residual value guarantees, sale leaseback terms or material restrictive covenants, are immaterial. Lease payments include fixed and variable lease components. Variable components are derived from usage or market-based indices, such as the consumer price index. The components of lease expense were as follows:

	Year Ended December 31,
Lease Cost	2022	2021	2020
Operating lease cost	$10	$11	12
Finance lease cost:
Amortization of right-of-use assets	1	1	2
Interest on lease liabilities	—	—	1
Short-term lease cost	—	—	1
Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Leases	2022	2021
Assets
Operating Lease Right-of-Use Assets (1)	$56	$30

Finance Lease Right-of-Use Assets, at cost	$14	$15
Accumulated Depreciation	(9)	(8)
Finance Lease Right-of-Use Assets, net	$5	$7

Liabilities
Operating Lease Obligation
Current	$5	$6
Non-Current	53	28
Total Operating Lease Liabilities (2)	$58	$34

Finance Lease Obligation
Current	$1	$1
Non-Current	6	7
Total Finance Lease Liabilities	$7	$8
(1) Operating lease right-of-use assets include assets of $39 million related to assets held for sale.
(2) Operating lease liabilities include liabilities of $40 million related to assets held for sale.

Cash paid for amounts included in the present value of operating lease liabilities were as follows:

	Year Ended December 31,
Cash Flow Information	2022	2021	2020
Operating cash flows from operating leases	$10	$11	11
Operating cash flows from finance leases	—	—	1
Financing cash flows from finance leases	1	1	1

	As of December 31,
Lease Term and Discount Rate	2022	2021
Weighted average remaining lease term (years)
Operating leases	14.8	16.0
Finance leases	3.3	4.2
Weighted average discount rate
Operating leases	9.5%	7.1%
Financing leases	5.2%	5.2%
Maturities of lease liabilities as of December 31, 2022 were as follows:

Year ending December 31,	Operating Leases	Finance Leases	Total
2023	$11	$2	$13
2024	9	1	10
2025	8	1	9
2026	8	1	9
2027	7	1	8
After 2028	71	2	73
Total lease payments	114	8	122
Less: Interest	56	1	57
Present value of lease liabilities (1)	$58	$7	$65
(1) Operating lease liabilities include liabilities of $40 million related to assets held for sale.
Leases	Leases
We have leases for warehouses, office space, land, office equipment, production equipment and automobiles. Right of Use ("ROU") assets and lease obligations are recognized at the lease commencement date based on the present value of lease payments over the lease term. We have elected to account for lease and associated non-lease components as a single lease component for all asset classes with the exception of buildings and we do not recognize ROU assets and related lease obligations with lease terms of 12 months or less from the commencement date. Operating lease ROU assets and liabilities are included in operating lease right-of-use assets, current operating lease liabilities, and operating lease liabilities on our consolidated balance sheet. Finance lease ROU assets are included in property, plant and equipment, net, while finance lease liabilities are included in long-term debt. As the implicit rate is not readily determinable in most of our lease arrangements, we use our incremental borrowing rate based on information available at the commencement date in order to determine the net present value of lease payments. We give consideration to our recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating our incremental borrowing rates.

We determine if an arrangement is a lease or contains a lease at inception. Certain leases contain renewal options that can extend the term of the lease for one year or more. Our leases have remaining lease terms of up to 89 years, some of which include options to extend the lease term for up to 20 years. Options are recognized as part of our ROU assets and lease liabilities when it is reasonably certain that we will extend that option. Sublease arrangements and leases with residual value guarantees, sale leaseback terms or material restrictive covenants, are immaterial. Lease payments include fixed and variable lease components. Variable components are derived from usage or market-based indices, such as the consumer price index. The components of lease expense were as follows:

	Year Ended December 31,
Lease Cost	2022	2021	2020
Operating lease cost	$10	$11	12
Finance lease cost:
Amortization of right-of-use assets	1	1	2
Interest on lease liabilities	—	—	1
Short-term lease cost	—	—	1
Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Leases	2022	2021
Assets
Operating Lease Right-of-Use Assets (1)	$56	$30

Finance Lease Right-of-Use Assets, at cost	$14	$15
Accumulated Depreciation	(9)	(8)
Finance Lease Right-of-Use Assets, net	$5	$7

Liabilities
Operating Lease Obligation
Current	$5	$6
Non-Current	53	28
Total Operating Lease Liabilities (2)	$58	$34

Finance Lease Obligation
Current	$1	$1
Non-Current	6	7
Total Finance Lease Liabilities	$7	$8
(1) Operating lease right-of-use assets include assets of $39 million related to assets held for sale.
(2) Operating lease liabilities include liabilities of $40 million related to assets held for sale.

Cash paid for amounts included in the present value of operating lease liabilities were as follows:

	Year Ended December 31,
Cash Flow Information	2022	2021	2020
Operating cash flows from operating leases	$10	$11	11
Operating cash flows from finance leases	—	—	1
Financing cash flows from finance leases	1	1	1

	As of December 31,
Lease Term and Discount Rate	2022	2021
Weighted average remaining lease term (years)
Operating leases	14.8	16.0
Finance leases	3.3	4.2
Weighted average discount rate
Operating leases	9.5%	7.1%
Financing leases	5.2%	5.2%
Maturities of lease liabilities as of December 31, 2022 were as follows:

Year ending December 31,	Operating Leases	Finance Leases	Total
2023	$11	$2	$13
2024	9	1	10
2025	8	1	9
2026	8	1	9
2027	7	1	8
After 2028	71	2	73
Total lease payments	114	8	122
Less: Interest	56	1	57
Present value of lease liabilities (1)	$58	$7	$65
(1) Operating lease liabilities include liabilities of $40 million related to assets held for sale.